PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2019	2018
Cost:

Computers, software and related equipment	$1,365	$1,371
Laboratory equipment and office furniture	3,538	5,808
Leasehold improvements	2,316	2,536

	7,219	9,715
Accumulated depreciation:

Computers, software and related equipment	1,152	1,166
Laboratory equipment and office furniture	2,821	4,247
Leasehold improvements	908	930

	4,881	6,343

Depreciated cost	$2,338	$3,372